Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balances with related parties included in:
Accounts receivable-related parties	$ 1,166,000	$ 1,222,000
Other non-current liabilities	10,502,000	950,000
Actual cash paid	1,538,000
Other non-current liabilities
Balances with related parties included in:
Future brand liability	9,766,000
Due to related parties under other payables, accruals and advance receipts
Balances with related parties included in:
Future brand liability	1,538,000
Indirect subsidiaries of CK Hutchison
Balances with related parties included in:
Accounts receivable-related parties	1,166,000	1,222,000
Other payables, accruals and advance receipts	1,915,000	401,000
Other non-current liabilities	$ 9,766,000
Period of repayable on demand and interest-bearing (in months)	1 month
Equity investees
Related party transaction
Purchases	$ 3,770,000	3,347,000	$ 2,465,000
Balances with related parties included in:
Other receivables, prepayments and deposits	1,149,000	1,142,000
Other non-current liabilities	736,000	950,000
Sales | Indirect subsidiaries of CK Hutchison
Related party transaction
Sales	4,256,000	5,484,000	7,637,000
Research and development services | Equity investees
Related party transaction
Sales	525,000	491,000	494,000
Marketing services
Related party transaction
Expenses	350,000	332,000	3,112,000
Marketing services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	350,000	332,000	430,000
Marketing services | Equity investees
Related party transaction
Expenses			2,682,000
Management services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	971,000	$ 955,000	$ 931,000
Related party transaction brand license services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	$ 12,721,000